Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
BBH Select Large Cap ETF
Prospectus [Line Items]
Annual Return [Percent]	14.26%	15.85%	23.86%	(20.55%)	27.17%	12.30%
BBH Select Mid Cap ETF
Prospectus [Line Items]
Annual Return [Percent]	(5.64%)	11.41%	26.01%	(24.76%)
Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	26.19%	7.98%	14.35%	(24.21%)	1.68%	24.04%	30.00%	(9.56%)	20.47%	2.66%
Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	5.53%	6.74%	7.64%	(0.92%)	1.18%	3.01%	4.37%	2.07%	2.51%	2.77%
CLASS I SHARES
Prospectus [Line Items]
Annual Return [Percent]	7.85%	3.81%	9.08%	(13.72%)	1.63%	11.53%	9.28%
Class N Shares
Prospectus [Line Items]
Annual Return [Percent]	5.11%	2.19%	5.99%	(6.22%)	0.04%	4.94%	6.53%	1.50%	6.09%	1.04%
Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	4.09%	5.09%	4.87%	1.34%	0.01%	0.36%	1.95%	1.60%	0.59%	0.05%